2016 PRIVATE PLACEMENT FINANCING - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 26, 2016	May 26, 2016	May 31, 2016	Sep. 30, 2019	Sep. 30, 2018
Registration Rights Agreement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		16,482,082
Investor's Subscription Agreement [Member]
Private Placement [Line Items]
Percentage of Shares Purchased by Investors				75.00%
Series E Warrant [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues			7,063,748		15,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.438	$ 0.438
Terms Of Warrants				(i) at any time during the term of the Series E Warrants, we may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by our Board of Directors (the "Board ); and (ii) certain of the Series E Warrants provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Series E Warrant, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder's, would be deemed to beneficially own more than 4.99% of the Common Stock; provided, however , the holder, upon notice to us, may increase or
Proceeds from Issuance of Common Stock					$ 6,570
Common Stock, Capital Shares Reserved for Future Issuance				4,214,582
Private Placement 2016 [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	9,418,334	9,418,334	9,418,334
Share Price	$ 0.36	$ 0.36
Proceeds from Issuance of Common Stock				$ 3,390,600
Private Placement 2016 [Member] | Maxim Group LLC [Member]
Private Placement [Line Items]
Underwriting Fees, Percentage				8.20%
Proceeds from Issuance of Common Stock				$ 2,084,000
Payments of Stock Issuance Costs				$ 171,000
Private Placement 2016 [Member] | Series E Warrant [Member]
Private Placement [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	0.75	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4380	$ 0.4380
Payments of Stock Issuance Costs	$ 281,000
Stock Issued During Period, Value, New Issues	$ 3,400,000